Shareholder Report, Holdings (Details)	May 31, 2024
C000214795 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214795 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214795 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214795 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214795 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214795 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214795 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214795 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214795 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214795 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214795 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214795 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214795 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214795 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000214795 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214795 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000214795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000214795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000214795 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000214795 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000214795 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	0.80%
C000245117 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245117 | Sylvamo Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245117 | Constellation Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | Esab Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | BellRing Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245117 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000245117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000245117 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000245117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000245117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000245117 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000245117 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.30%
C000245117 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.70%
C000245117 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%